LONG-TERM DEBT - Schedule of mandatory prepayments based on Company's excess cash flow for the year (Details)	12 Months Ended
Dec. 31, 2020
> 3.50:1.00
Debt Instrument [Line Items]
Mandatory Prepayment Percentage	90.00%
> 3.00:1.00 and 3.50:1.00
Debt Instrument [Line Items]
Mandatory Prepayment Percentage	75.00%
> 2.50:1.00 and 3.00:1.00
Debt Instrument [Line Items]
Mandatory Prepayment Percentage	50.00%
> 2.00:1.00 and 2.50:1.00
Debt Instrument [Line Items]
Mandatory Prepayment Percentage	25.00%
2.00:1.00
Debt Instrument [Line Items]
Mandatory Prepayment Percentage	0.00%